Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1,520	$ 1,430
Allowance for sales return	1,024	392
Inventory reserve	3,122	2,983
Foreign currency translation	(126)	(35)
Property and equipment	(628)	(1,076)
Investment tax credits	3,596	3,495
Net operating loss carryforwards	21,607	21,332
Others	6,563	3,055
Valuation allowance	(27,800)	(23,120)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 8,878	$ 8,456